Vanguard® Target Maturity 2027 Corporate Bond ETF
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (97.8%)
Communications (3.6%)
	Alphabet Inc.	0.800%	8/15/2027	37	36
	AT&T Inc.	3.800%	2/15/2027	43	43
	AT&T Inc.	4.250%	3/1/2027	121	121
	AT&T Inc.	2.300%	6/1/2027	139	136
	Baidu Inc.	3.625%	7/6/2027	40	40
	Comcast Corp.	2.350%	1/15/2027	82	81
	Comcast Corp.	3.300%	2/1/2027	80	79
	Expedia Group Inc.	4.625%	8/1/2027	44	44
	FactSet Research Systems Inc.	2.900%	3/1/2027	35	34
	Meta Platforms Inc.	3.500%	8/15/2027	171	169
	Rogers Communications Inc.	3.200%	3/15/2027	62	61
	Take-Two Interactive Software Inc.	3.700%	4/14/2027	25	25
	Telefonica Emisiones SA	4.103%	3/8/2027	90	90
	TELUS Corp.	2.800%	2/16/2027	22	22
	TELUS Corp.	3.700%	9/15/2027	30	30
	T-Mobile USA Inc.	3.750%	4/15/2027	234	233
[1]	TWDC Enterprises 18 Corp.	2.950%	6/15/2027	65	64
	Verizon Communications Inc.	4.125%	3/16/2027	124	124
	Walt Disney Co.	3.700%	3/23/2027	40	40
					1,472
Consumer Discretionary (9.8%)
	Alibaba Group Holding Ltd.	3.400%	12/6/2027	159	157
	Amazon.com Inc.	3.300%	4/13/2027	126	125
	Amazon.com Inc.	1.200%	6/3/2027	86	84
	Amazon.com Inc.	3.150%	8/22/2027	247	244
	Amazon.com Inc.	4.550%	12/1/2027	76	76
[1]	American Honda Finance Corp.	2.350%	1/8/2027	28	28
	American Honda Finance Corp.	4.900%	3/12/2027	57	57
	American Honda Finance Corp.	4.550%	7/9/2027	48	48
[1]	American Honda Finance Corp.	4.900%	7/9/2027	34	34
[1]	American Honda Finance Corp.	4.450%	10/22/2027	72	72
	AutoZone Inc.	3.750%	6/1/2027	51	51
	BorgWarner Inc.	2.650%	7/1/2027	56	55
	Darden Restaurants Inc.	3.850%	5/1/2027	33	33
	DR Horton Inc.	1.400%	10/15/2027	31	30
	eBay Inc.	3.600%	6/5/2027	69	68
	Ford Motor Credit Co. LLC	4.271%	1/9/2027	48	48
	Ford Motor Credit Co. LLC	5.800%	3/5/2027	99	100
	Ford Motor Credit Co. LLC	5.850%	5/17/2027	113	114
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	71	71
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	58	58
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	42	41
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	107	110
	General Motors Co.	4.200%	10/1/2027	25	25
	General Motors Co.	6.800%	10/1/2027	78	80
	General Motors Financial Co. Inc.	4.350%	1/17/2027	139	139
	General Motors Financial Co. Inc.	2.350%	2/26/2027	69	68
	General Motors Financial Co. Inc.	5.000%	4/9/2027	66	66
	General Motors Financial Co. Inc.	5.400%	5/8/2027	92	93
	General Motors Financial Co. Inc.	5.000%	7/15/2027	18	18
	General Motors Financial Co. Inc.	5.350%	7/15/2027	42	42
	General Motors Financial Co. Inc.	2.700%	8/20/2027	46	45
	Home Depot Inc.	2.500%	4/15/2027	33	33
	Home Depot Inc.	2.875%	4/15/2027	44	44
	Home Depot Inc.	4.875%	6/25/2027	45	45
	Home Depot Inc.	2.800%	9/14/2027	84	83
	Honda Motor Co. Ltd.	2.534%	3/10/2027	41	40
	Hyatt Hotels Corp.	5.750%	1/30/2027	35	35
	Las Vegas Sands Corp.	5.900%	6/1/2027	41	41
	Lear Corp.	3.800%	9/15/2027	52	52
	Leggett & Platt Inc.	3.500%	11/15/2027	38	37
	Lennar Corp.	4.750%	11/29/2027	39	39

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	3.350%	4/1/2027	40	40
	Lowe's Cos. Inc.	3.100%	5/3/2027	99	98
	Lowe's Cos. Inc.	3.950%	10/15/2027	57	57
	Marriott International Inc.	5.000%	10/15/2027	59	59
[1]	McDonald's Corp.	3.500%	3/1/2027	40	40
[1]	McDonald's Corp.	3.500%	7/1/2027	95	94
	NIKE Inc.	2.750%	3/27/2027	46	46
	O'Reilly Automotive Inc.	3.600%	9/1/2027	64	63
	Owens Corning	5.500%	6/15/2027	41	41
	Sands China Ltd.	2.300%	3/8/2027	40	39
	Starbucks Corp.	4.850%	2/8/2027	63	63
	Starbucks Corp.	2.000%	3/12/2027	30	30
	Toyota Motor Corp.	4.186%	6/30/2027	20	20
	Toyota Motor Credit Corp.	4.600%	1/8/2027	116	116
[1]	Toyota Motor Credit Corp.	3.200%	1/11/2027	27	27
[1]	Toyota Motor Credit Corp.	1.900%	1/13/2027	70	69
[1]	Toyota Motor Credit Corp.	5.000%	3/19/2027	52	52
[1]	Toyota Motor Credit Corp.	3.050%	3/22/2027	79	78
	Toyota Motor Credit Corp.	4.500%	5/14/2027	49	49
[1]	Toyota Motor Credit Corp.	1.150%	8/13/2027	29	28
[1]	Toyota Motor Credit Corp.	4.550%	9/20/2027	67	67
[1]	Toyota Motor Credit Corp.	4.350%	10/8/2027	64	64
	Toyota Motor Credit Corp.	5.450%	11/10/2027	39	40
					4,009
Consumer Staples (5.5%)
	BAT Capital Corp.	4.700%	4/2/2027	61	61
	BAT Capital Corp.	3.557%	8/15/2027	151	150
	Bunge Ltd. Finance Corp.	3.750%	9/25/2027	30	30
	Campbell's Co.	5.200%	3/19/2027	28	28
	Coca-Cola Co.	3.375%	3/25/2027	49	49
	Coca-Cola Co.	2.900%	5/25/2027	36	36
	Coca-Cola Co.	1.450%	6/1/2027	117	114
	Colgate-Palmolive Co.	3.100%	8/15/2027	18	18
	Conagra Brands Inc.	1.375%	11/1/2027	63	60
	Constellation Brands Inc.	3.500%	5/9/2027	23	23
	Constellation Brands Inc.	4.350%	5/9/2027	64	64
	Costco Wholesale Corp.	3.000%	5/18/2027	47	47
	Costco Wholesale Corp.	1.375%	6/20/2027	51	50
	Diageo Capital plc	5.300%	10/24/2027	37	37
	Estee Lauder Cos. Inc.	3.150%	3/15/2027	35	35
	Haleon US Capital LLC	3.375%	3/24/2027	103	102
	Hormel Foods Corp.	4.800%	3/30/2027	45	45
	J M Smucker Co.	3.375%	12/15/2027	46	45
	Kellanova	3.400%	11/15/2027	35	35
[1]	Keurig Dr Pepper Inc.	5.100%	3/15/2027	37	37
	Kimberly-Clark Corp.	1.050%	9/15/2027	28	27
	Kraft Heinz Foods Co.	3.875%	5/15/2027	78	78
	Kroger Co.	3.700%	8/1/2027	40	40
	McCormick & Co. Inc.	3.400%	8/15/2027	48	47
	Mondelez International Inc.	2.625%	3/17/2027	42	41
	PepsiCo Inc.	4.400%	2/7/2027	18	18
	PepsiCo Inc.	2.625%	3/19/2027	53	52
	PepsiCo Inc.	3.000%	10/15/2027	70	69
	Pepsico Singapore Financing I Pte. Ltd.	4.650%	2/16/2027	40	40
	Philip Morris International Inc.	4.750%	2/12/2027	37	37
	Philip Morris International Inc.	3.125%	8/17/2027	23	23
	Philip Morris International Inc.	4.375%	11/1/2027	49	49
	Philip Morris International Inc.	5.125%	11/17/2027	121	122
	Procter & Gamble Co.	1.900%	2/1/2027	53	52
	Procter & Gamble Co.	2.800%	3/25/2027	23	23
	Procter & Gamble Co.	2.850%	8/11/2027	65	64
	Sysco Corp.	3.250%	7/15/2027	52	51
	Target Corp.	1.950%	1/15/2027	47	46
	Tyson Foods Inc.	3.550%	6/2/2027	101	100
	Unilever Capital Corp.	2.900%	5/5/2027	85	84
	Unilever Capital Corp.	4.250%	8/12/2027	39	39
	Walmart Inc.	4.100%	4/28/2027	42	42
	Walmart Inc.	3.950%	9/9/2027	34	34
					2,244

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Energy (4.7%)
	Baker Hughes Holdings LLC	3.337%	12/15/2027	84	83
	Boardwalk Pipelines LP	4.450%	7/15/2027	35	35
[1]	BP Capital Markets America Inc.	3.017%	1/16/2027	79	78
	BP Capital Markets America Inc.	3.543%	4/6/2027	33	33
[1]	BP Capital Markets America Inc.	3.588%	4/14/2027	55	55
	BP Capital Markets America Inc.	5.017%	11/17/2027	71	72
	BP Capital Markets plc	3.279%	9/19/2027	68	67
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	94	93
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	86	86
	Chevron Corp.	1.995%	5/11/2027	57	56
	Chevron USA Inc.	4.405%	2/26/2027	32	32
	Chevron USA Inc.	1.018%	8/12/2027	38	37
	Chevron USA Inc.	3.950%	8/13/2027	35	35
	DCP Midstream Operating LP	5.625%	7/15/2027	18	18
[2]	Devon Energy Corp.	3.900%	5/15/2027	25	25
	Diamondback Energy Inc.	5.200%	4/18/2027	61	61
	Enbridge Inc.	5.250%	4/5/2027	47	47
	Enbridge Inc.	3.700%	7/15/2027	47	47
	Energy Transfer LP	4.400%	3/15/2027	40	40
	Energy Transfer LP	4.200%	4/15/2027	42	42
[1]	Energy Transfer LP	5.500%	6/1/2027	58	58
	Energy Transfer LP	4.000%	10/1/2027	58	58
	Enterprise Products Operating LLC	4.600%	1/11/2027	48	48
	Enterprise Products Operating LLC	3.950%	2/15/2027	30	30
	EQT Corp.	3.900%	10/1/2027	18	18
	Exxon Mobil Corp.	3.294%	3/19/2027	50	50
	Hess Corp.	4.300%	4/1/2027	72	72
	MPLX LP	4.125%	3/1/2027	64	64
	MPLX LP	4.250%	12/1/2027	61	61
	ONEOK Inc.	4.000%	7/13/2027	34	34
	ONEOK Inc.	4.250%	9/24/2027	90	90
	Phillips 66 Co.	4.950%	12/1/2027	57	57
	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	30	30
	Targa Resources Corp.	5.200%	7/1/2027	46	46
	TC PipeLines LP	3.900%	5/25/2027	28	28
	Valero Energy Corp.	2.150%	9/15/2027	34	33
	Williams Cos. Inc.	3.750%	6/15/2027	91	90
					1,909
Financials (45.3%)
	AerCap Ireland Capital DAC	6.100%	1/15/2027	49	49
	AerCap Ireland Capital DAC	6.450%	4/15/2027	59	60
	AerCap Ireland Capital DAC	3.650%	7/21/2027	106	105
	AerCap Ireland Capital DAC	4.625%	10/15/2027	31	31
	Ally Financial Inc.	4.750%	6/9/2027	72	72
	Ally Financial Inc.	7.100%	11/15/2027	30	31
	American Express Co.	2.550%	3/4/2027	98	97
	American Express Co.	3.300%	5/3/2027	115	114
	American Express Co.	5.850%	11/5/2027	74	75
	American Express Co.	5.098%	2/16/2028	75	75
	American Express Co.	5.043%	7/26/2028	122	123
	American National Group Inc.	5.000%	6/15/2027	18	18
[1]	Aon Corp.	8.205%	1/1/2027	29	29
	Aon Corp.	2.850%	5/28/2027	39	38
	Aon North America Inc.	5.125%	3/1/2027	36	36
	Ares Capital Corp.	7.000%	1/15/2027	47	47
	Ares Capital Corp.	2.875%	6/15/2027	32	31
	Arthur J Gallagher & Co.	4.600%	12/15/2027	42	42
[1]	Australia & New Zealand Banking Group Ltd.	4.750%	1/18/2027	47	47
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/2027	102	103
	Australia & New Zealand Banking Group Ltd.	3.919%	9/30/2027	35	35
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/2028	51	52
	Banco Santander SA	4.250%	4/11/2027	110	110
	Banco Santander SA	5.294%	8/18/2027	78	79
	Banco Santander SA	5.552%	3/14/2028	88	89
	Banco Santander SA	4.175%	3/24/2028	71	71
[1]	Banco Santander SA	5.365%	7/15/2028	82	83
[1]	Bank of America Corp.	4.183%	11/25/2027	190	189
[1]	Bank of America Corp.	3.824%	1/20/2028	191	190

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bank of America Corp.	2.551%	2/4/2028	102	101
[1]	Bank of America Corp.	3.705%	4/24/2028	135	134
	Bank of America Corp.	4.376%	4/27/2028	129	129
[1]	Bank of America Corp.	3.593%	7/21/2028	108	107
[1]	Bank of America Corp.	4.948%	7/22/2028	126	127
	Bank of America Corp.	6.204%	11/10/2028	147	150
[1]	Bank of Montreal	2.650%	3/8/2027	66	65
	Bank of Montreal	5.370%	6/4/2027	51	51
[1]	Bank of Montreal	4.700%	9/14/2027	49	49
	Bank of Montreal	4.062%	9/22/2028	53	53
[1]	Bank of New York Mellon Corp.	2.050%	1/26/2027	37	37
[1]	Bank of New York Mellon Corp.	3.250%	5/16/2027	32	32
[1]	Bank of New York Mellon Corp.	3.442%	2/7/2028	50	50
	Bank of New York Mellon Corp.	4.441%	6/9/2028	91	91
[1]	Bank of New York Mellon Corp.	3.992%	6/13/2028	28	28
	Bank of New York Mellon Corp.	4.890%	7/21/2028	51	51
[1]	Bank of New York Mellon Corp.	5.802%	10/25/2028	52	53
	Bank of Nova Scotia	1.950%	2/2/2027	32	32
	Bank of Nova Scotia	2.951%	3/11/2027	35	35
[1]	Bank of Nova Scotia	5.400%	6/4/2027	48	48
	Bank of Nova Scotia	4.404%	9/8/2028	112	112
	Bank of Nova Scotia	4.043%	9/15/2028	32	32
	Barclays plc	5.674%	3/12/2028	92	93
	Barclays plc	5.501%	8/9/2028	68	69
	Barclays plc	4.837%	9/10/2028	51	51
	Barclays plc	7.385%	11/2/2028	116	120
	Berkshire Hathaway Finance Corp.	2.300%	3/15/2027	50	49
	BlackRock Funding Inc.	4.600%	7/26/2027	55	55
	Blackrock Inc.	3.200%	3/15/2027	42	42
	Blackstone Private Credit Fund	3.250%	3/15/2027	48	47
	Blackstone Secured Lending Fund	2.125%	2/15/2027	35	34
	Blue Owl Capital Corp.	2.625%	1/15/2027	30	30
[1]	Blue Owl Credit Income Corp.	7.750%	9/16/2027	52	53
	Brighthouse Financial Inc.	3.700%	6/22/2027	54	53
	Canadian Imperial Bank of Commerce	3.450%	4/7/2027	75	75
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	71	72
	Canadian Imperial Bank of Commerce	4.862%	1/13/2028	51	51
	Canadian Imperial Bank of Commerce	4.243%	9/8/2028	65	65
	Capital One Financial Corp.	4.100%	2/9/2027	107	107
	Capital One Financial Corp.	3.750%	3/9/2027	64	64
	Capital One Financial Corp.	3.650%	5/11/2027	87	86
	Capital One Financial Corp.	4.927%	5/10/2028	58	58
	Cboe Global Markets Inc.	3.650%	1/12/2027	34	34
	Charles Schwab Corp.	3.200%	3/2/2027	33	33
	Charles Schwab Corp.	2.450%	3/3/2027	107	106
	Charles Schwab Corp.	3.300%	4/1/2027	49	49
[1]	Citibank NA	4.576%	5/29/2027	148	148
	Citigroup Inc.	4.450%	9/29/2027	195	195
[1]	Citigroup Inc.	3.887%	1/10/2028	202	201
[1]	Citigroup Inc.	3.070%	2/24/2028	137	136
	Citigroup Inc.	4.643%	5/7/2028	155	155
	Citigroup Inc.	4.658%	5/24/2028	76	76
[1]	Citigroup Inc.	3.668%	7/24/2028	146	145
[1]	Citigroup Inc.	3.520%	10/27/2028	137	135
	Citizens Bank NA	4.575%	8/9/2028	51	51
	CNA Financial Corp.	3.450%	8/15/2027	25	25
	Cooperatieve Rabobank UA	5.041%	3/5/2027	42	42
	Cooperatieve Rabobank UA	4.372%	5/27/2027	46	46
	Corebridge Financial Inc.	3.650%	4/5/2027	90	89
	Deutsche Bank AG	2.552%	1/7/2028	71	70
	Deutsche Bank AG	5.706%	2/8/2028	56	56
	Fifth Third Bancorp	2.550%	5/5/2027	42	41
	Fifth Third Bancorp	6.361%	10/27/2028	50	51
[1]	Fifth Third Bank NA	2.250%	2/1/2027	48	47
	Fifth Third Bank NA	4.967%	1/28/2028	46	46
	Global Payments Inc.	2.150%	1/15/2027	52	51
	Global Payments Inc.	4.950%	8/15/2027	28	28
	Goldman Sachs Group Inc.	5.950%	1/15/2027	43	43
	Goldman Sachs Group Inc.	3.850%	1/26/2027	358	357
	Goldman Sachs Group Inc.	2.640%	2/24/2028	150	148

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	3.615%	3/15/2028	157	156
	Goldman Sachs Group Inc.	4.937%	4/23/2028	140	140
[1]	Goldman Sachs Group Inc.	3.691%	6/5/2028	135	134
	Goldman Sachs Group Inc.	4.482%	8/23/2028	110	110
[1]	HSBC Holdings plc	4.041%	3/13/2028	136	135
	HSBC Holdings plc	5.597%	5/17/2028	115	116
	HSBC Holdings plc	4.755%	6/9/2028	113	113
	HSBC Holdings plc	5.210%	8/11/2028	124	125
[1]	HSBC Holdings plc	2.013%	9/22/2028	205	199
	HSBC Holdings plc	7.390%	11/3/2028	107	111
	HSBC Holdings plc	5.130%	11/19/2028	107	108
	HSBC USA Inc.	5.294%	3/4/2027	51	51
	Huntington Bancshares Inc.	4.443%	8/4/2028	78	78
[1]	Huntington National Bank	4.871%	4/12/2028	59	59
	Huntington National Bank	4.552%	5/17/2028	34	34
	ING Groep NV	3.950%	3/29/2027	124	124
	ING Groep NV	4.017%	3/28/2028	63	63
	Jefferies Financial Group Inc.	4.850%	1/15/2027	43	43
	JPMorgan Chase & Co.	8.000%	4/29/2027	54	56
	JPMorgan Chase & Co.	4.250%	10/1/2027	62	62
	JPMorgan Chase & Co.	3.625%	12/1/2027	57	56
	JPMorgan Chase & Co.	5.040%	1/23/2028	131	131
[1]	JPMorgan Chase & Co.	3.782%	2/1/2028	194	193
	JPMorgan Chase & Co.	2.947%	2/24/2028	56	55
	JPMorgan Chase & Co.	5.571%	4/22/2028	105	106
	JPMorgan Chase & Co.	4.323%	4/26/2028	96	96
[1]	JPMorgan Chase & Co.	3.540%	5/1/2028	97	96
[1]	JPMorgan Chase & Co.	2.182%	6/1/2028	49	48
	JPMorgan Chase & Co.	4.979%	7/22/2028	115	115
	JPMorgan Chase & Co.	4.851%	7/25/2028	119	119
	JPMorgan Chase & Co.	4.505%	10/22/2028	75	75
[1]	Keybank National Association	5.850%	11/15/2027	71	72
[1]	KeyCorp	2.250%	4/6/2027	51	50
	Lloyds Banking Group plc	3.750%	1/11/2027	110	110
	Lloyds Banking Group plc	5.462%	1/5/2028	86	86
	Lloyds Banking Group plc	3.750%	3/18/2028	47	47
[1]	Lloyds Banking Group plc	3.574%	11/7/2028	101	100
	Lloyds Banking Group plc	5.087%	11/26/2028	77	78
	LPL Holdings Inc.	5.700%	5/20/2027	31	31
	M&T Bank Corp.	4.553%	8/16/2028	18	18
[1]	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	18	18
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	73	73
	Manulife Financial Corp.	2.484%	5/19/2027	36	35
	Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	58	58
	Mastercard Inc.	3.300%	3/26/2027	73	73
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/2027	43	43
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/2027	137	136
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/2028	48	47
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	49	49
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	60	60
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	89	90
	Mizuho Financial Group Inc.	3.663%	2/28/2027	28	28
	Mizuho Financial Group Inc.	3.170%	9/11/2027	61	60
	Mizuho Financial Group Inc.	5.414%	9/13/2028	89	90
	Morgan Stanley	3.625%	1/20/2027	143	142
	Morgan Stanley	3.950%	4/23/2027	118	118
	Morgan Stanley	2.475%	1/21/2028	120	119
[1]	Morgan Stanley	5.652%	4/13/2028	96	97
	Morgan Stanley	4.210%	4/20/2028	84	84
[1]	Morgan Stanley	3.591%	7/22/2028	114	113
	Morgan Stanley	6.296%	10/18/2028	130	133
[1]	Morgan Stanley Bank NA	4.952%	1/14/2028	57	57
[1]	Morgan Stanley Bank NA	5.504%	5/26/2028	72	73
[1]	Morgan Stanley Bank NA	4.968%	7/14/2028	68	68
[1]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	105	105
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	87	87
	National Australia Bank Ltd.	3.905%	6/9/2027	42	42
	National Australia Bank Ltd.	5.087%	6/11/2027	120	121
	National Australia Bank Ltd.	4.500%	10/26/2027	41	41
	National Bank of Canada	4.950%	2/1/2028	37	37

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NatWest Group plc	5.583%	3/1/2028	65	65
[1]	NatWest Group plc	3.073%	5/22/2028	54	53
	NatWest Group plc	5.516%	9/30/2028	62	63
	Nomura Holdings Inc.	2.329%	1/22/2027	60	59
	Nomura Holdings Inc.	5.594%	7/2/2027	34	34
	Nomura Holdings Inc.	5.386%	7/6/2027	28	28
	Northern Trust Corp.	4.000%	5/10/2027	71	71
	ORIX Corp.	3.700%	7/18/2027	25	25
	ORIX Corp.	5.000%	9/13/2027	29	29
	PayPal Holdings Inc.	3.900%	6/1/2027	47	47
[1]	PNC Bank NA	3.100%	10/25/2027	61	60
	PNC Bank NA	4.429%	7/21/2028	102	102
	PNC Financial Services Group Inc.	3.150%	5/19/2027	46	46
	PNC Financial Services Group Inc.	5.300%	1/21/2028	43	43
	PNC Financial Services Group Inc.	5.354%	12/2/2028	56	57
	Progressive Corp.	2.450%	1/15/2027	18	18
	Progressive Corp.	2.500%	3/15/2027	23	23
[1]	Royal Bank of Canada	4.875%	1/19/2027	83	83
[1]	Royal Bank of Canada	2.050%	1/21/2027	20	20
	Royal Bank of Canada	3.625%	5/4/2027	72	72
[1]	Royal Bank of Canada	4.240%	8/3/2027	48	48
[1]	Royal Bank of Canada	6.000%	11/1/2027	139	142
[1]	Royal Bank of Canada	4.715%	3/27/2028	50	50
[1]	Royal Bank of Canada	4.522%	10/18/2028	31	31
	Royal Bank of Canada	3.995%	11/3/2028	52	52
	Santander Holdings USA Inc.	4.400%	7/13/2027	59	59
	Santander Holdings USA Inc.	2.490%	1/6/2028	50	49
	Santander UK Group Holdings plc	2.469%	1/11/2028	49	48
[1]	Santander UK Group Holdings plc	3.823%	11/3/2028	61	60
[1]	Standard Chartered Bank	4.853%	12/3/2027	47	47
	State Street Corp.	4.993%	3/18/2027	61	61
	State Street Corp.	4.330%	10/22/2027	56	56
	State Street Corp.	2.203%	2/7/2028	55	54
	State Street Corp.	4.543%	4/24/2028	63	63
	State Street Corp.	5.820%	11/4/2028	24	24
	Sumisho Air Lease Corp.	2.200%	1/15/2027	32	32
	Sumisho Air Lease Corp.	3.625%	4/1/2027	43	43
	Sumisho Air Lease Corp.	3.625%	12/1/2027	28	28
	Sumisho Air Lease Corp.	5.850%	12/15/2027	42	43
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/2027	48	48
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/2027	20	20
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/2027	128	127
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/2027	66	65
	Synchrony Bank	5.625%	8/23/2027	45	45
	Synchrony Financial	3.950%	12/1/2027	41	41
[1]	Toronto-Dominion Bank	1.950%	1/12/2027	41	40
[1]	Toronto-Dominion Bank	2.800%	3/10/2027	61	60
[1]	Toronto-Dominion Bank	4.980%	4/5/2027	51	51
	Toronto-Dominion Bank	4.108%	6/8/2027	115	115
[1]	Toronto-Dominion Bank	4.693%	9/15/2027	100	100
[1]	Truist Bank	4.420%	7/24/2028	116	116
[1]	Truist Financial Corp.	1.125%	8/3/2027	38	37
[1]	Truist Financial Corp.	4.123%	6/6/2028	49	49
	UBS AG	5.000%	7/9/2027	78	79
	UBS AG	4.864%	1/10/2028	52	52
[1]	US Bancorp	3.150%	4/27/2027	79	78
[1]	US Bancorp	2.215%	1/27/2028	55	54
[1]	US Bancorp	4.548%	7/22/2028	125	125
	Visa Inc.	1.900%	4/15/2027	65	64
	Visa Inc.	0.750%	8/15/2027	62	60
	Visa Inc.	2.750%	9/15/2027	25	25
[1]	Wells Fargo & Co.	4.300%	7/22/2027	125	125
[1]	Wells Fargo & Co.	4.900%	1/24/2028	170	170
[1]	Wells Fargo & Co.	3.526%	3/24/2028	211	209
[1]	Wells Fargo & Co.	5.707%	4/22/2028	186	188
[1]	Wells Fargo & Co.	3.584%	5/22/2028	166	165
[1]	Wells Fargo & Co.	2.393%	6/2/2028	125	122
[1]	Wells Fargo & Co.	4.808%	7/25/2028	208	209
	Westpac Banking Corp.	3.350%	3/8/2027	67	67
	Westpac Banking Corp.	4.043%	8/26/2027	51	51

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westpac Banking Corp.	5.457%	11/18/2027	91	92
	Willis North America Inc.	4.650%	6/15/2027	57	57
	Zions Bancorp NA	4.704%	8/18/2028	25	25
					18,481
Health Care (7.4%)
	AbbVie Inc.	4.800%	3/15/2027	124	124
	Agilent Technologies Inc.	4.200%	9/9/2027	25	25
	Amgen Inc.	2.200%	2/21/2027	122	120
	Amgen Inc.	3.200%	11/2/2027	62	61
	AstraZeneca Finance LLC	4.800%	2/26/2027	56	56
	AstraZeneca plc	3.125%	6/12/2027	67	66
	Augusta SpinCo Corp.	4.321%	9/23/2027	43	43
	Baxter International Inc.	1.915%	2/1/2027	30	30
	Becton Dickinson & Co.	3.700%	6/6/2027	128	127
	Bristol-Myers Squibb Co.	3.250%	2/27/2027	18	18
	Bristol-Myers Squibb Co.	1.125%	11/13/2027	37	36
	Bristol-Myers Squibb Co.	3.450%	11/15/2027	63	62
	Cardinal Health Inc.	3.410%	6/15/2027	94	93
	Cencora Inc.	3.450%	12/15/2027	55	54
	Cencora Inc.	4.625%	12/15/2027	34	34
[1]	Cigna Group	3.400%	3/1/2027	113	112
[1]	Cigna Group	3.050%	10/15/2027	23	23
	CommonSpirit Health	6.073%	11/1/2027	46	47
	CVS Health Corp.	3.625%	4/1/2027	46	46
	CVS Health Corp.	1.300%	8/21/2027	133	128
	Elevance Health Inc.	3.650%	12/1/2027	96	95
	Eli Lilly & Co.	4.500%	2/9/2027	65	65
	Eli Lilly & Co.	4.150%	8/14/2027	32	32
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	95	96
	Gilead Sciences Inc.	2.950%	3/1/2027	66	65
	Gilead Sciences Inc.	1.200%	10/1/2027	53	51
	HCA Inc.	4.500%	2/15/2027	88	88
	HCA Inc.	3.125%	3/15/2027	62	61
	Humana Inc.	1.350%	2/3/2027	29	29
	Icon Investments Six DAC	5.809%	5/8/2027	26	26
	Illumina Inc.	5.750%	12/13/2027	46	47
	Johnson & Johnson	4.500%	3/1/2027	54	54
	Johnson & Johnson	2.950%	3/3/2027	46	46
	Johnson & Johnson	0.950%	9/1/2027	83	80
	Kaiser Foundation Hospitals	3.150%	5/1/2027	46	46
	Laboratory Corp. of America Holdings	3.600%	9/1/2027	48	48
	Merck & Co. Inc.	1.700%	6/10/2027	84	82
	Merck & Co. Inc.	3.850%	9/15/2027	51	51
	Novartis Capital Corp.	2.000%	2/14/2027	60	59
	Novartis Capital Corp.	3.100%	5/17/2027	60	59
	Pfizer Inc.	3.875%	11/15/2027	56	56
	Royalty Pharma plc	1.750%	9/2/2027	47	46
[1]	SSM Health Care Corp.	3.823%	6/1/2027	23	23
	Stryker Corp.	4.550%	2/10/2027	28	28
	Thermo Fisher Scientific Inc.	4.800%	11/21/2027	38	38
	UnitedHealth Group Inc.	3.450%	1/15/2027	49	49
	UnitedHealth Group Inc.	3.375%	4/15/2027	49	49
	UnitedHealth Group Inc.	4.600%	4/15/2027	28	28
	UnitedHealth Group Inc.	3.700%	5/15/2027	32	32
	UnitedHealth Group Inc.	2.950%	10/15/2027	66	65
	Viatris Inc.	2.300%	6/22/2027	25	24
	Zimmer Biomet Holdings Inc.	4.700%	2/19/2027	37	37
	Zoetis Inc.	3.000%	9/12/2027	67	66
					3,026
Industrials (6.1%)
	3M Co.	2.875%	10/15/2027	52	51
	Amphenol Corp.	5.050%	4/5/2027	50	50
	Amphenol Corp.	3.800%	11/15/2027	54	54
	Boeing Co.	2.700%	2/1/2027	46	45
	Boeing Co.	5.040%	5/1/2027	128	128
	Boeing Co.	6.259%	5/1/2027	66	67
	Burlington Northern Santa Fe LLC	3.250%	6/15/2027	46	46
	Carrier Global Corp.	2.493%	2/15/2027	37	37
[1]	Caterpillar Financial Services Corp.	1.700%	1/8/2027	25	25

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Caterpillar Financial Services Corp.	4.500%	1/8/2027	28	28
	Caterpillar Financial Services Corp.	5.000%	5/14/2027	46	46
[1]	Caterpillar Financial Services Corp.	3.600%	8/12/2027	52	52
[1]	Caterpillar Financial Services Corp.	1.100%	9/14/2027	48	46
	Caterpillar Financial Services Corp.	4.400%	10/15/2027	32	32
	Caterpillar Financial Services Corp.	4.600%	11/15/2027	71	71
	CNH Industrial Capital LLC	4.500%	10/8/2027	23	23
[1]	CNH Industrial NV	3.850%	11/15/2027	23	23
	CSX Corp.	3.250%	6/1/2027	61	60
	Eaton Corp.	3.103%	9/15/2027	41	40
	Emerson Electric Co.	1.800%	10/15/2027	33	32
	General Dynamics Corp.	3.500%	4/1/2027	58	58
	General Dynamics Corp.	2.625%	11/15/2027	23	22
	Honeywell International Inc.	1.100%	3/1/2027	70	69
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	43	42
	Ingersoll Rand Inc.	5.197%	6/15/2027	51	51
	John Deere Capital Corp.	4.500%	1/8/2027	39	39
[1]	John Deere Capital Corp.	1.700%	1/11/2027	25	25
[1]	John Deere Capital Corp.	4.850%	3/5/2027	45	45
[1]	John Deere Capital Corp.	2.350%	3/8/2027	35	35
[1]	John Deere Capital Corp.	1.750%	3/9/2027	21	21
[1]	John Deere Capital Corp.	4.900%	6/11/2027	49	49
	John Deere Capital Corp.	4.200%	7/15/2027	44	44
[1]	John Deere Capital Corp.	2.800%	9/8/2027	50	49
[1]	John Deere Capital Corp.	4.150%	9/15/2027	52	52
	Keysight Technologies Inc.	4.600%	4/6/2027	59	59
	L3Harris Technologies Inc.	5.400%	1/15/2027	75	75
	Lockheed Martin Corp.	5.100%	11/15/2027	33	33
	Northrop Grumman Corp.	3.200%	2/1/2027	35	35
	Otis Worldwide Corp.	2.293%	4/5/2027	30	30
	PACCAR Financial Corp.	5.000%	5/13/2027	40	40
	PACCAR Financial Corp.	4.450%	8/6/2027	41	41
	Parker-Hannifin Corp.	3.250%	3/1/2027	60	60
	Parker-Hannifin Corp.	4.250%	9/15/2027	55	55
	Republic Services Inc.	3.375%	11/15/2027	28	28
	RTX Corp.	3.500%	3/15/2027	53	53
	RTX Corp.	3.125%	5/4/2027	94	93
	Southwest Airlines Co.	5.125%	6/15/2027	93	93
	Union Pacific Corp.	2.150%	2/5/2027	20	20
	Union Pacific Corp.	3.000%	4/15/2027	40	40
	United Parcel Service Inc.	3.050%	11/15/2027	52	51
	Waste Management Inc.	4.950%	7/3/2027	26	26
	Waste Management Inc.	3.150%	11/15/2027	76	75
					2,464
Materials (1.1%)
	Air Products and Chemicals Inc.	1.850%	5/15/2027	41	40
	ArcelorMittal SA	6.550%	11/29/2027	86	88
	Carlisle Cos. Inc.	3.750%	12/1/2027	35	35
	Ecolab Inc.	1.650%	2/1/2027	54	53
	Ecolab Inc.	3.250%	12/1/2027	18	18
	LYB International Finance II BV	3.500%	3/2/2027	33	33
	Mosaic Co.	4.050%	11/15/2027	47	47
	Nucor Corp.	4.300%	5/23/2027	23	23
	Packaging Corp. of America	3.400%	12/15/2027	36	35
	Rio Tinto Finance USA plc	4.375%	3/12/2027	18	18
	Sherwin-Williams Co.	3.450%	6/1/2027	75	74
					464
Real Estate (2.1%)
	American Tower Corp.	2.750%	1/15/2027	25	25
	American Tower Corp.	3.650%	3/15/2027	39	39
	American Tower Corp.	3.550%	7/15/2027	78	77
	Boston Properties LP	6.750%	12/1/2027	45	46
	Crown Castle Inc.	4.000%	3/1/2027	23	23
	Crown Castle Inc.	2.900%	3/15/2027	74	73
	Crown Castle Inc.	3.650%	9/1/2027	57	56
	Digital Realty Trust LP	3.700%	8/15/2027	77	76
	Equinix Inc.	1.800%	7/15/2027	28	27
	Healthcare Realty Holdings LP	3.750%	7/1/2027	44	44
	Mid-America Apartments LP	3.600%	6/1/2027	46	46

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Omega Healthcare Investors Inc.	4.500%	4/1/2027	35	35
	Prologis LP	2.125%	4/15/2027	20	20
	Public Storage Operating Co.	3.094%	9/15/2027	29	28
	Realty Income Corp.	3.000%	1/15/2027	36	36
	Realty Income Corp.	3.950%	8/15/2027	51	51
	Regency Centers LP	3.600%	2/1/2027	18	18
	Simon Property Group LP	1.375%	1/15/2027	26	25
	Simon Property Group LP	3.375%	6/15/2027	36	36
	Simon Property Group LP	3.375%	12/1/2027	52	51
	Welltower OP LLC	2.700%	2/15/2027	23	23
					855
Technology (7.4%)
	Accenture Capital Inc.	3.900%	10/4/2027	82	82
	Adobe Inc.	2.150%	2/1/2027	78	77
	Adobe Inc.	4.850%	4/4/2027	23	23
	Apple Inc.	3.350%	2/9/2027	55	55
	Apple Inc.	3.200%	5/11/2027	124	123
	Apple Inc.	3.000%	6/20/2027	124	123
	Apple Inc.	2.900%	9/12/2027	69	68
	Apple Inc.	3.000%	11/13/2027	52	51
	Applied Materials Inc.	3.300%	4/1/2027	61	61
	Autodesk Inc.	3.500%	6/15/2027	47	46
	Cadence Design Systems Inc.	4.200%	9/10/2027	23	23
	Cintas Corp. No. 2	3.700%	4/1/2027	57	57
	Cisco Systems Inc.	4.800%	2/26/2027	139	139
	Equifax Inc.	5.100%	12/15/2027	48	48
	Fiserv Inc.	2.250%	6/1/2027	61	60
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	62	62
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	72	72
	HP Inc.	3.000%	6/17/2027	77	76
	IBM International Capital Pte. Ltd.	4.600%	2/5/2027	25	25
	Intel Corp.	3.750%	3/25/2027	80	80
	Intel Corp.	3.150%	5/11/2027	47	46
	Intel Corp.	3.750%	8/5/2027	94	93
	International Business Machines Corp.	3.300%	1/27/2027	38	38
	International Business Machines Corp.	2.200%	2/9/2027	40	39
	International Business Machines Corp.	1.700%	5/15/2027	113	110
	International Business Machines Corp.	4.150%	7/27/2027	32	32
	Intuit Inc.	1.350%	7/15/2027	43	42
	Jabil Inc.	4.250%	5/15/2027	31	31
	Microsoft Corp.	3.300%	2/6/2027	227	226
	NetApp Inc.	2.375%	6/22/2027	35	34
	Nokia OYJ	4.375%	6/12/2027	25	25
	NXP BV	4.400%	6/1/2027	28	28
	Oracle Corp.	2.800%	4/1/2027	152	150
	Oracle Corp.	3.250%	11/15/2027	148	145
	QUALCOMM Inc.	3.250%	5/20/2027	122	121
	Quanta Services Inc.	4.750%	8/9/2027	41	41
	Roper Technologies Inc.	1.400%	9/15/2027	29	28
	S&P Global Inc.	2.950%	1/22/2027	33	33
	S&P Global Inc.	2.450%	3/1/2027	91	90
	Synopsys Inc.	4.550%	4/1/2027	65	65
	Texas Instruments Inc.	4.600%	2/8/2027	29	29
	Texas Instruments Inc.	2.900%	11/3/2027	61	60
	TSMC Arizona Corp.	3.875%	4/22/2027	63	63
	Workday Inc.	3.500%	4/1/2027	78	77
					2,997
Utilities (4.8%)
	Alabama Power Co.	3.750%	9/1/2027	38	38
	Ameren Corp.	1.950%	3/15/2027	34	33
	American Electric Power Co. Inc.	5.750%	11/1/2027	34	35
	American Electric Power Co. Inc.	3.200%	11/13/2027	28	28
	American Water Capital Corp.	2.950%	9/1/2027	30	30
	Atmos Energy Corp.	3.000%	6/15/2027	43	42
[1]	Connecticut Light & Power Co.	3.200%	3/15/2027	24	24
	DTE Energy Co.	4.950%	7/1/2027	87	87
	Duke Energy Corp.	4.850%	1/5/2027	20	20
	Duke Energy Corp.	3.150%	8/15/2027	42	41
	Duke Energy Corp.	5.000%	12/8/2027	18	18

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Florida LLC	3.200%	1/15/2027	100	99
	Duke Energy Progress LLC	4.350%	3/6/2027	18	18
	Edison International	5.750%	6/15/2027	35	35
	Essential Utilities Inc.	4.800%	8/15/2027	27	27
	Eversource Energy	2.900%	3/1/2027	40	40
	Eversource Energy	4.600%	7/1/2027	43	43
	Exelon Corp.	2.750%	3/15/2027	30	30
[1]	FirstEnergy Corp.	3.900%	7/15/2027	92	91
	Georgia Power Co.	5.004%	2/23/2027	18	18
	ITC Holdings Corp.	3.350%	11/15/2027	23	23
[1]	National Rural Utilities Cooperative Finance Corp.	4.800%	2/5/2027	28	28
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/2027	27	27
	National Rural Utilities Cooperative Finance Corp.	3.950%	12/10/2027	53	53
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/2027	51	50
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/2027	74	74
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	55	55
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	161	161
	NiSource Inc.	3.490%	5/15/2027	76	75
	NSTAR Electric Co.	3.200%	5/15/2027	35	35
	Pacific Gas & Electric Co.	2.100%	8/1/2027	64	62
	Pacific Gas & Electric Co.	3.300%	12/1/2027	67	66
	Public Service Enterprise Group Inc.	5.850%	11/15/2027	39	40
	Sempra	3.250%	6/15/2027	43	43
	Southern California Edison Co.	4.875%	2/1/2027	39	39
[1]	Southern California Edison Co.	4.700%	6/1/2027	27	27
	Southern California Edison Co.	5.850%	11/1/2027	43	44
	Southern California Gas Co.	2.950%	4/15/2027	46	46
	Southern Co.	5.113%	8/1/2027	67	67
[1]	Virginia Electric & Power Co.	3.500%	3/15/2027	47	47
[1]	Virginia Electric & Power Co.	3.750%	5/15/2027	32	32
	WEC Energy Group Inc.	1.375%	10/15/2027	40	38
	Xcel Energy Inc.	1.750%	3/15/2027	35	34
					1,963
Total Corporate Bonds (Cost $39,919)					39,884
				Shares
Temporary Cash Investments (1.2%)
Money Market Fund (0.8%)
[3]	Vanguard Market Liquidity Fund	3.682%		3,475	347
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.4%)
	United States Treasury Bill	3.786%	5/13/2027	112	108
	United States Treasury Bill	3.978%	6/10/2027	44	43
					151
Total Temporary Cash Investments (Cost $498)					498
Total Investments (99.0%) (Cost $40,417)					40,382
Other Assets and Liabilities—Net (1.0%)					418
Net Assets (100%)					40,800

Cost is in $000.

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $25, representing 0.1% of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

DAC—Designated Activity Company.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	39,884	—	39,884
Temporary Cash Investments	347	151	—	498
Total	347	40,035	—	40,382